SCHEDULE OF SECURITY DEPOSIT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Security Deposit
Security Deposit which can be lifted within one year	$ 33,700	$ 33,909
Security Deposit which can be lifted in the second and third years	57,300	57,300
Total	$ 91,000	$ 91,209